Leases (Annual Future Lease Commitments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 29, 2011	May 30, 2010
Leases
Capital lease, 2012	$ 5.0
Capital lease, 2013	5.2
Capital lease, 2014	5.4
Capital lease, 2015	5.5
Capital lease, 2016	5.6
Capital lease, Thereafter	73.0
Capital lease, Total future lease commitments	99.7
Capital lease, Less imputed interest (at 6.5%)	(42.4)
Capital lease, Present value of future lease commitments	57.3
Capital lease, Less current maturities	(1.3)
Capital lease, Obligations under capital leases, net of current maturities	56.0	57.6
Operating lease, 2012	135.6
Operating lease, 2013	125.7
Operating lease, 2014	109.3
Operating lease, 2015	96.3
Operating lease, 2016	81.4
Operating lease, Thereafter	251.8
Operating lease, Total future lease commitments	$ 800.1
Capital lease, imputed interest	6.50%